INVESTMENT SECURITIES (Tables)	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Schedule of Investment Securities
The components of (losses) gains on marketable equity securities were as follows:

	Year Ended December 31,
	2020	2019
Net losses recognized on market equity securities	$(165,440)	$(41,737)
Less: Net losses (gains) recognized on marketable equity securities sold during the year	165,440	(3,085)

Unrealized losses recognized on marketable equity securities still held at the reporting date	$—	$(44,822)